Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Net debt, as Previously reported	£ (21,621)	£ (13,178)
Implementation of IFRS 16	(1,303)
Increase/(decrease) in cash and bank overdrafts	826	479	£ (905)
Decrease in liquid investments	(1)		(4)
Net increase in long-term loans	(4,794)	(10,138)	(2,233)
Repayment of short-term Notes	4,160	2,067	2,636
(Increase in)/repayment of other short-term loans	(3,095)	(81)	564
Repayment of lease liabilities	214	28	23
Debt of subsidiary undertakings acquired	(524)
Exchange adjustments	1,015	(776)	585
Other non-cash movements	(92)	(22)	(40)
Movement in net debt	(2,291)	(8,443)	626
Net debt at end of year	(25,215)	(21,621)	(13,178)
Previously stated [member]
Statement [line items]
Net debt, as Previously reported	(21,621)	(13,178)	(13,804)
Net debt at end of year		(21,621)	(13,178)
IFRS 16 adjustments [member]
Statement [line items]
Implementation of IFRS 16	(1,303)
As revised [member]
Statement [line items]
Net debt, as Previously reported	£ (22,924)	(13,178)	(13,804)
Net debt at end of year		£ (22,924)	£ (13,178)